Note 8. Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 8. Income Taxes

There is no current or deferred income tax expense or benefit for the years ended December 31, 2014 and 2013.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference for the periods ended December 31, 2014 and 2013 are as follows.

	2014	2013
Tax benefit at U.S. statutory rate	$1,395,069	$3,378,227
Valuation allowance	(1,395,069)	(3,378,227)
	$—	$—